BORROWINGS (Details) $ in Thousands		1 Months Ended				12 Months Ended
		Jan. 31, 2023 USD ($)	Jan. 31, 2023 JPY (¥)	Sep. 30, 2021 USD ($)	Oct. 31, 2020 USD ($) Institution	Dec. 31, 2022 USD ($)	Dec. 31, 2020 USD ($) Institution	Dec. 31, 2019 USD ($)	Dec. 31, 2016 USD ($) Institution	Nov. 30, 2023 USD ($)	Dec. 31, 2022 JPY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 BRL (R$)	Nov. 30, 2021 USD ($)	Nov. 30, 2021 CNY (¥)	Sep. 30, 2021 JPY (¥)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 JPY (¥)	Feb. 28, 2021 USD ($)	Feb. 28, 2021 JPY (¥)	Dec. 31, 2020 JPY (¥)	Dec. 31, 2020 AUD ($)	Oct. 31, 2020 JPY (¥)	Dec. 31, 2019 THB (฿)	Dec. 31, 2016 JPY (¥)
BANK BORROWINGS
Short-term borrowings related to project assets						$ 333,521							$ 474,555
Other short-term borrowings						1,110,295							1,118,315
Subtotal for short-term borrowings						1,443,816							1,592,870
Long-term borrowings related to project assets	[1]					318,987							327,216
Other long-term borrowings						494,419							196,418
Subtotal for long-term borrowings						813,406							523,634
Total						2,257,222							2,116,504
Secured borrowings						1,042,407
Short-term borrowings						207,134
Outstanding balance						2,257,222							2,116,504
Amount of development loan							$ 75,000
Amount of matures										$ 125,000
Amount of available commitment cancelled		$ 122,208	¥ 15,901,795
Long-term borrowings						470,208
Future principal repayment of long-term borrowings on project assets - current						$ 333,521
Minimum
BANK BORROWINGS
Average interest rate on long-term borrowings (as a percent)						1.20%
Maximum
BANK BORROWINGS
Average interest rate on long-term borrowings (as a percent)						8.30%
Solar project
BANK BORROWINGS
Borrowings						$ 193,578	$ 316,496						118,406
Asset Pledged as Collateral without Right [Member]
BANK BORROWINGS
Carrying value of property, plant and equipment that serve as collateral for short-term and long-term borrowings						414,244
Carrying value of inventories that serve as collateral for short-term and long-term borrowings						161,673
Carrying value of land use rights that serve as collateral for short-term and long-term borrowings						46,607
Carrying value of restricted cash that serve as collateral for short-term and long-term borrowings						6,715
Carrying value of accounts receivable that serve as collateral for short-term and long-term borrowings						33,690
Carrying value of equity that serve as collateral for short-term and long-term borrowings						34,859
Carrying value of project assets that serve as collateral for short-term and long-term borrowings						353,503
Carrying value of solar power systems that serve as collateral for short-term and long-term borrowings						295,145
Tranche 1
BANK BORROWINGS
Amount of loan facility						57,198
Tranche 2
BANK BORROWINGS
Amount of loan facility						19,066
Mezzanine loan facility
BANK BORROWINGS
Total						16,002
Term of facility (in years)							6 years
Amount of loan facility							$ 174,241																¥ 18,000,000
Outstanding balance						16,002
Azuma Kofuji Daiichi Hatsudensho G.K.
BANK BORROWINGS
Amount of loan facility						148,867															$ 230,759	¥ 24,513,530
Canadian Solar Spain, Sociedad Limitada
BANK BORROWINGS
Amount of loan facility													61,132	€ 50,000
Outstanding balance						26,755
Canadian Solar Sunenergy (Jiaxing) Co. Ltd
BANK BORROWINGS
Amount drawn						55,510
Amount of loan facility																$ 90,918	¥ 580,000
Canadian Solar Project K.K.
BANK BORROWINGS
Term of facility (in years)				3 years	2 years				3 years
Amount of loan facility				$ 89,859	$ 88,200				$ 85,200									¥ 10,000,000							¥ 9,100,000		¥ 9,600,000
Number of participating financial institutions | Institution					11				13
Canadian Solar Project K.K. | Tranche 1
BANK BORROWINGS
Amount of loan facility | ¥											¥ 7,500,000
Canadian Solar Project K.K. | Tranche 2
BANK BORROWINGS
Amount of loan facility | ¥											¥ 2,500,000
Sunmex Renovables, S.A. De C.V. | Loan facility
BANK BORROWINGS
Total													28,000
Amount of loan facility													60,000
Outstanding balance													28,000
Canadian Solar EMEA Capital Markets S.A.U
BANK BORROWINGS
Debt issuance cost													34,106	30,000
Debt instrument unamortized cost						31,638							33,676
Four Japanese Subsidiaries
BANK BORROWINGS
Amount of loan facility																			$ 73,167	¥ 8,100,000
Outstanding balance						32,515
Bank borrowings | Canadian Solar Sunenergy (Baotou) Co., Ltd.
BANK BORROWINGS
Amount drawn						101,407
Amount of loan facility | ¥												¥ 880,000
Bank borrowings | Canadian Solar Sunenergy (Baotou) Co., Ltd. | Unsecured
BANK BORROWINGS
Amount of loan facility						83,278						580,000
Bank borrowings | Canadian Solar Sunenergy (Baotou) Co., Ltd. | Borrowings secured by property, plant and equipment
BANK BORROWINGS
Amount of loan facility						43,075						300,000
Bank borrowings | CSI Cells (Yancheng) Co., Ltd.
BANK BORROWINGS
Amount drawn						78,072
Bank borrowings | CSI Cells (Yancheng) Co., Ltd. | Unsecured
BANK BORROWINGS
Amount of loan facility						73,227						510,000
Bank borrowings | CSI Cells (Yancheng) Co., Ltd. | Borrowings secured by property, plant and equipment
BANK BORROWINGS
Amount of loan facility						28,717						200,000
Credit facility
BANK BORROWINGS
Maximum borrowing capacity						3,412,104
Additional amount drawn of under borrowing						623,377
Available amount of credit facilities						1,093,995
Outstanding balance						1,694,732
Credit facility | Canadian Solar Manufacturing (Thailand) Co., Ltd.
BANK BORROWINGS
Maximum borrowing capacity								$ 188,000
Term of facility (in years)								5 years
Outstanding balance						34,606
Credit facility | Bank borrowings | Canadian Solar Sunenergy (Baotou) Co., Ltd.
BANK BORROWINGS
Amount of loan facility						126,353
Credit facility | Bank borrowings | CSI Cells (Yancheng) Co., Ltd.
BANK BORROWINGS
Amount of loan facility						101,944						¥ 710,000
Working Capital Facility | Canadian Solar Manufacturing (Thailand) Co., Ltd.
BANK BORROWINGS
Maximum borrowing capacity								$ 106,729																		฿ 3,540,000
Outstanding balance						11,777
Non-binding bank credit facilities
BANK BORROWINGS
Maximum borrowing capacity						1,464,055
Amount drawn						562,490
Short Term Note Payable
BANK BORROWINGS
Additional amount drawn of under borrowing						426,734
Non-recourse
BANK BORROWINGS
Short-term borrowings						335,893
Outstanding balance						365,065
Long-term borrowings						29,172
Non-recourse | Suntop Finco Pty Ltd. and Gunnedah Finco Pty Ltd
BANK BORROWINGS
Maximum borrowing capacity							$ 206,022																	$ 289,419
Term of facility (in years)							5 years
Number of participating financial institutions | Institution							3
Recourse
BANK BORROWINGS
Short-term borrowings						207,134
Term loan | Canadian Solar Spain, Sociedad Limitada
BANK BORROWINGS
Amount of loan facility | €														25,000
Revolving credit facility | Canadian Solar Spain, Sociedad Limitada
BANK BORROWINGS
Amount of loan facility | €														€ 25,000
Financing facility | Brazilian subsidiaries
BANK BORROWINGS
Total						87,873
Amount of loan facility													$ 95,921		R$ 500,000
Outstanding balance						$ 87,873

[1]	Includes long-term borrowings that were classified as current liabilities because these borrowings are associated with certain solar and battery storage projects that are expected to be sold within one year.